OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 3,167	$ 3,212
Accrued expenses	5,691	4,949
Deferred revenues	1,273	487
Government authorities	103	51
Income tax payable and tax provision	1,150	1,822
Others	262	227
Other accounts payable and accrued expenses	$ 11,646	$ 10,748